FINANCIAL OBLIGATIONS - Interbank borrowings, overnight funds - Additional information (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about interbank borrowings and overnight funds [abstract]
Simultaneous and repo operations	$ 10,819,356	$ 5,648,747
Guaranteed with Investments	$ 16,652,805	$ 17,040,358